DERIVATIVES	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
 DERIVATIVES

General

We are exposed to certain risks relating to our ongoing business operations.  However, derivative instruments are not used to hedge these risks.  We are required to account for derivative instruments as a result of the issuance of the Warrants and Convertible Notes on August 31, 2010. Due to the conversion features contained within our Convertible Notes, they are deemed to be an embedded derivative under Accounting Standards Codification, Topic 815, Derivatives and Hedging, or ASC 815.  In accordance with ASC 815, an embedded derivative related to the conversion features requires bifurcation from the debt component of the Convertible Notes and a separate valuation.  We recognize the embedded derivative as a liability on our balance sheet, measure it at its estimated fair value and recognize changes in its estimated fair value within our results of operations each quarter.  None of our derivative contracts manage business risk or are executed for speculative purposes.

Our derivative instruments are summarized as follows:

		Fair Value
Derivative Instruments not designated as hedging instruments under ASC 815	Balance Sheet Location	December 31, 2012	December 31, 2011
Warrants	Current derivative liabilities	$4,857	$662
Convertible Note embedded derivative	Current derivative liabilities	17,173	1,643
		$22,030	$2,305

The following table presents the effect of derivative instruments on the statement of operations for the year ended December 31, 2012 and December 31, 2011 excluding income tax effects:

Derivative Instruments not designated as hedging instruments under ASC 815	Location of Income/(Loss) Recognized	December 31, 2012	December 31, 2011
Warrants	Derivative income (loss)	$(4,195)	$2,562
Convertible Note embedded derivative	Derivative income (loss)	(15,530)	10,860
		$(19,725)	$13,422

Warrant and Convertible Note volume positions are presented in the number of shares underlying the respective instruments.  The table below presents our volume positions as of December 31, 2012 and December 31, 2011:

Derivative Instruments not designated as hedging instruments under ASC 815	Number of Shares
Warrants	3,000,000
Convertible Note embedded derivative	5,238,095
8,238,095

We do not have any derivative instruments with credit features requiring the posting of collateral in the event of a credit downgrade or similar credit event.